Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 16 - Commitments and Contingencies

License Agreement

The Company has a license agreement (the “License Agreement”) with MIT. As part of the License Agreement, in exchange for certain patent rights owned by MIT, the Company issued MIT shares that contained an anti-dilution provision which states that until the Company reaches a funding threshold of $4,000,000, MIT must retain a 2.5% common stock ownership on a fully-diluted basis. In connection with the License Agreement, the Company issued MIT 316,614 shares in January 2023.

In April 2023, an additional 58,500 shares were issued to MIT in connection with the License Agreement.

Deferred underwriting fees

Upon the consummation of the Business Combination, Spectaire assumed $5,635,000 of deferred underwriting fees related to PCCT’s initial public offering. At March 31, 2024 and December 31, 2023, these fees are included as a current liability on the condensed consolidated balance sheets.

AireCore™ Mass Spectrometer Program

On June 30, 2023, the Company entered into an agreement with a vendor in which the vendor will support the Company with a co-build of five Spectrometer facilities followed by documentation and assembly of 50 AireCore™ Mass Spectrometers at the vendor’s facility. The co-build, documentation and assembly is estimated to cost $276,834. On December 14, 2023, the Company entered into a further agreement with the vendor for a co-build of 30 additional spectrometers at an estimated cost of $122,743. As of March 31, 2024, a total of 65 units were built and 0 were in progress. As of December 31, 2023, a total of 35 units were built and 45 were in progress. As of March 31, 2024 and December 31, 2023, a total cost of $289,531 and $272,198, respectively were incurred, of which $289,512 and $243,448, respectively is recorded as inventory, prior to any lower of cost or market adjustment, and the remaining amount is included in research and development costs in the condensed consolidated statement of operations.

Litigation and loss contingencies

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, legal proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the Company’s business or condensed consolidated financial statements.

Stock Purchase Agreement

On November 17, 2023, the Company entered into a Purchase Agreement with Keystone (the “Common Stock Purchase Agreement”), whereby the Company has the right, but not the obligation, to sell to Keystone, and Keystone is obligated to purchase, up to the lesser of (i) an aggregate of $20 million of newly issued shares of common stock and (ii) the Exchange Cap, on the terms and subject to the conditions set forth in the Purchaser . Unless earlier terminated, the shares of Common Stock that may be issued under the Common Stock Purchase Agreement may be sold by the Company to Keystone at its discretion until November 17, 2025. For the three months ended March 31, 2024, the Company sold 677,702 shares for total purchase price of $832,177 to Keystone under this agreement. As at March 31, 2024, $149,999 owing by Keystone for shares issued was reported as subscription receivable in equity.

Subscription Agreement

On March 18, 2024, the Company entered into a subscription agreement (the “Subscription Agreement”) with an investor, pursuant to which the Company agreed to sell securities to the investor in a private placement. The Subscription Agreement provided for the sale and issuance by the Company of (i) an aggregate of 1,538,461 shares of the Company’s common stock and (ii) an accompanying warrant to purchase up to 1,538,461 shares of common stock at an exercise price of $1.30 per share, for aggregate gross proceeds of approximately $2.0 million, before deducting related expenses. The warrant is immediately exercisable and may be exercised at any time until March 18, 2027. The warrants meet the requirements under ASC 815 for equity classification and will be recorded and classified within the condensed consolidated statement of changes in stockholders’ deficit based on allocated proceeds upon the issuance of shares. In March 31, 2024, $1,000,000 was received under this agreement and reported as investor deposit on the condensed consolidated balance sheet. As of March 31, 2024, there were no shares issued under this agreement.

Note 16 - Commitments and Contingencies

License Agreement

In 2018, MicroMS entered into a license agreement (the “License Agreement”) with MIT. This License Agreement was assigned to Spectaire as part of the MMS Merger. As part of the License Agreement, in exchange for certain patent rights owned by MIT, MicroMS issued MIT shares that contained an anti-dilution provision which states that until the Company reaches a funding threshold of $4,000,000, MIT must retain a 2.5% common stock ownership on a fully-diluted basis. In connection with the License Agreement, the Company issued MIT 316,614 shares in January 2023.

In April 2023, an additional 58,500 shares were issued to MIT in connection with the License Agreement.

Deferred underwriting fees

Upon the consummation of the Business Combination, Spectaire assumed $5,635,000 of deferred underwriting fees related to PCCT’s initial public offering. At December 31, 2023, these fees are included as a current liability  on the consolidated balance sheet.

AireCore™ Mass Spectrometer Program

On June 30, 2023, the Company entered into an agreement with a vendor in which the vendor will support the Company with a co-build of five Spectrometer facilities followed by documentation and assembly of 50 AireCore™ Mass Spectrometers at the vendor’s facility. The co-build, documentation and assembly is estimated to cost $276,834. On December 14, 2023, the Company entered into a further agreement with the vendor for a co-build of 30 additional spectrometers at an estimated cost of $122,743. As of December 31, 2023, a total of 35 units were built and 45 were in progress. As of December 31, 2023, a total cost of $272,198 were incurred, of which $243,448 is recorded as inventory and the remaining amount is included in research and development costs in the consolidated statement of operations.

Litigation and loss contingencies

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, legal proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the Company’s business or consolidated financial statements.

Stock Purchase Agreement

On November 17, 2023, the Company entered into a Purchase Agreement with Keystone (the “Common Stock Purchase Agreement”), whereby the Company has the right, but not the obligation, to sell to Keystone, and Keystone is obligated to purchase, up to the lesser of (i) an aggregate of $20 million of newly issued shares of common stock and (ii) the Exchange Cap, on the terms and subject to the conditions set forth in the Purchaser . Unless earlier terminated, the shares of Common Stock that may be issued under the Common Stock Purchase Agreement may be sold by the Company to Keystone at its discretion until November 17, 2025.